Cover	Sep. 01, 2022
Cover [Abstract]
Entity Registrant Name	GZ6G TECHNOLOGIES CORP.
Entity Central Index Key	0001286648
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 01, 2022
Entity File Number	000-51007
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-0452700
Entity Address Address Line 1	1 Technology Drive
Entity Address Address Line 2	Bldg B
Entity Address Address Line 3	Suite B123
Entity Address City Or Town	Irvine
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92618
City Area Code	949
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	872-1965